UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bricoleur Capital Management, LLC
Address: 12230 El Camino Real, Suite 100

         San Diego, CA  92130

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher P. Nero
Title:     Chief Financial Officer
Phone:     760-804-0233

Signature, Place, and Date of Signing:

     Christopher P. Nero     San Diego, CA     January 22, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     119

Form13F Information Table Value Total:     253373


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Actel Corp.                 COMMON              4.93E+06      2861   118300 SH       SOLE                   118300        0        0
Adaptec Inc.                COMMON              00651F108      393    38400 SH       SOLE                    38400        0        0
Airtrain Holdings Inc.      COMMON              00949p108     7719  1064800 SH       SOLE                  1064800        0        0
Allied Research Corp        COMMON              1.95E+07      4975   576900 SH       SOLE                   576900        0        0
Allied Waste Industries     COMMON              1.96E+07      1226    84200 SH       SOLE                    84200        0        0
Amdocs Limited              COMMON              G02602103       33      500 SH       SOLE                      500        0        0
American Power Conversion   COMMON              2.91E+07      1389   112300 SH       SOLE                   112300        0        0
Apple Computer              COMMON              3.78E+07      1680   113000 SH       SOLE                   113000        0        0
Applied Signal Technology   COMMON              3.82E+07       460    90500 SH       SOLE                    90500        0        0
Aptargroup Inc.             COMMON              3.83E+07     10466   356300 SH       SOLE                   356300        0        0
APW LTD.                    COMMON              G04397108     1917    56800 SH       SOLE                    56800        0        0
Atlantic Data Services      COMMON              4.85E+07       322   234600 SH       SOLE                   234600        0        0
Atlas Air Inc.              COMMON              4.92E+07       668    20500 SH       SOLE                    20500        0        0
Aviall Inc.                 COMMON              05366B102     1008   199300 SH       SOLE                   199300        0        0
Baker J. Inc.               COMMON              5.72E+07       243    54100 SH       SOLE                    54100        0        0
Belden Inc.                 COMMON              7.75E+07      2639   104000 SH       SOLE                   104000        0        0
Celeritek Inc.              COMMON              1.51E+08     31221   818921 SH       SOLE                   818921        0        0
Cheap Tickets Inc.          COMMON              1.63E+08      1267   130000 SH       SOLE                   130000        0        0
Chilies Offshore Inc.       COMMON              16888M104     1135    45400 SH       SOLE                    45400        0        0
Cognizant Technology        COMMON              1.92E+08      1096    30200 SH       SOLE                    30200        0        0
Concord Camera Corp.        COMMON              2.06E+08      1565    94900 SH       SOLE                    94900        0        0
Cysive Inc. Com.            COMMON              23281t108      277    67300 SH       SOLE                    67300        0        0
Datalink Corp. Com          COMMON              2.38E+08      1128   102000 SH       SOLE                   102000        0        0
Dave & Busters              COMMON              23833N104      515    46900 SH       SOLE                    46900        0        0
Designs Inc.                COMMON              25057L102      810   381400 SH       SOLE                   381400        0        0
Diedrich Coffee Inc.        COMMON              2.54E+08       109    38900 SH       SOLE                    38900        0        0
Discount Auto Parts Inc.    COMMON              2.55E+08       776   141200 SH       SOLE                   141200        0        0
DSET Corp.                  COMMON              2.63E+08       397   221000 SH       SOLE                   221000        0        0
Electronics for Imaging     COMMON              2.86E+08        83     6000 SH       SOLE                     6000        0        0
Evercel Inc.                COMMON              3.00E+08       229    25100 SH       SOLE                    25100        0        0
Finish Line Inc.            COMMON              3.18E+08      1359   230100 SH       SOLE                   230100        0        0
Flowserve Corp              COMMON              34354p105     6570   307400 SH       SOLE                   307400        0        0
Frontier Airlines           COMMON              3.59E+08      5602   181100 SH       SOLE                   181100        0        0
Gadzooks Inc.               COMMON              3.63E+08      1187    80500 SH       SOLE                    80500        0        0
General Datacom Industries  COMMON              3.69E+08       217   205000 SH       SOLE                   205000        0        0
Genesco Inc.                COMMON              3.72E+08       828    33900 SH       SOLE                    33900        0        0
Golf Trust America          COMMON              38168b103      509    70300 SH       SOLE                    70300        0        0
Grant Prideco               COMMON              38821G101     5712   260400 SH       SOLE                   260400        0        0
Hall Kinion & Associates    COMMON              4.06E+08      5280   262400 SH       SOLE                   262400        0        0
Healthcare Financial        COMMON              42220C109     7186   425240 SH       SOLE                   425240        0        0
Healthcare Realty Trust     COMMON              42220C117        1   170096 SH       SOLE                   170096        0        0
Henry Schein                COMMON              8.06E+08       484    14000 SH       SOLE                    14000        0        0
Hirsch International Corp.  COMMON              4.34E+08       227   242400 SH       SOLE                   242400        0        0
HoneyWell Intl              COMMON              4.39E+08      1296    27400 SH       SOLE                    27400        0        0
Hot Topic Inc.              COMMON              4.41E+08      9221   561000 SH       SOLE                   561000        0        0
Ibasis Inc.                 COMMON              4.51E+08       126    30700 SH       SOLE                    30700        0        0
Icos Vision System Corp.    COMMON              b49233107      121     8100 SH       SOLE                     8100        0        0
IFR Systems Inc.            COMMON              4.50E+08       348    99500 SH       SOLE                    99500        0        0
Imanage Inc.                COMMON              45245Y105      405    88900 SH       SOLE                    88900        0        0
Intimate Brands Inc.        COMMON              4.61E+08      3129   208600 SH       SOLE                   208600        0        0
Ivex Packaging Corp.        COMMON              4.66E+08       671    61400 SH       SOLE                    61400        0        0
Jack In The Box             COMMON              4.66E+08      2166    73600 SH       SOLE                    73600        0        0
Koala Corp.                 COMMON              5.00E+08       232    27400 SH       SOLE                    27400        0        0
Krispy Kreme                COMMON              5.01E+08      1344    16200 SH       SOLE                    16200        0        0
Labor Ready Inc.            COMMON              5.05E+08       816   246000 SH       SOLE                   246000        0        0
Lanier Worldwide Inc.       COMMON              51589L105     1134   378200 SH       SOLE                   378200        0        0
Lantronix Inc.              COMMON              5.17E+08       846   132800 SH       SOLE                   132800        0        0
Lightspan Partnership Inc.  COMMON              53226t103       84    59000 SH       SOLE                    59000        0        0
Lionsbridge Technologies    COMMON              9999lions      934   260000 SH       SOLE                   260000        0        0
Loislaw Com                 COMMON              5.41E+08       361    85000 SH       SOLE                    85000        0        0
Lyon William Home           COMMON              5.52E+08      9943  1060640 SH       SOLE                  1060640        0        0
M I Schottenstein Homes Inc.COMMON              55305B101      916    37900 SH       SOLE                    37900        0        0
Mattson Technology          COMMON              5.77E+08      2074   201200 SH       SOLE                   201200        0        0
Meridian Resource Corp      COMMON              58977Q109     3052   353900 SH       SOLE                   353900        0        0
Merix Corp.                 COMMON              5.90E+08      2309   172700 SH       SOLE                   172700        0        0
Mesa Air Group Inc.         COMMON              5.90E+08      1099   157000 SH       SOLE                   157000        0        0
Mesaba Holdings Inc.        COMMON              59066B102     1879   149600 SH       SOLE                   149600        0        0
Metris Companies            COMMON              5.92E+08       689    26200 SH       SOLE                    26200        0        0
Metron Technology           COMMON              n5665b105     1208   241700 SH       SOLE                   241700        0        0
Modis Professional          COMMON              6.08E+08       281    68300 SH       SOLE                    68300        0        0
Movado Group Inc.           COMMON              6.25E+08     10453   685500 SH       SOLE                   685500        0        0
Natco Group Inc.            COMMON              63227W203     1532   185800 SH       SOLE                   185800        0        0
Navigant consulting Inc.    COMMON              63935N107     2351   616700 SH       SOLE                   616700        0        0
Navigant International Inc. COMMON              63935R108      316    39000 SH       SOLE                    39000        0        0
Network Equipment Technolo  COMMON              6.41E+08       892   138700 SH       SOLE                   138700        0        0
Newmark Homes Corp.         COMMON              6.52E+08      2725   265900 SH       SOLE                   265900        0        0
Papa Johns International    COMMON              6.99E+08       591    26600 SH       SOLE                    26600        0        0
Penwest Pharmaceuticals     COMMON              7.10E+08      1689   130600 SH       SOLE                   130600        0        0
Peregrine Systems           COMMON              71366q101     1907    96600 SH       SOLE                    96600        0        0
Petsmart Inc.               COMMON              7.17E+08      1176   409100 SH       SOLE                   409100        0        0
Pharmaceutical Holdings     COMMON              71712a206       57      500 SH       SOLE                      500        0        0
Pinnacle Systems            COMMON              7.23E+08       490    66500 SH       SOLE                    66500        0        0
PJ America Inc.             COMMON              72585Q104       40     7200 SH       SOLE                     7200        0        0
Pre Paid Legal Services     COMMON              7.40E+08      1356    53200 SH       SOLE                    53200        0        0
Quixote Corp.               COMMON              7.49E+08       113     6100 SH       SOLE                     6100        0        0
Regis Corp.                 COMMON              7.59E+08       687    47400 SH       SOLE                    47400        0        0
Renaissance Worldwide Inc.  COMMON              75968a109       46    59500 SH       SOLE                    59500        0        0
RFS Hotel Investors         COMMON              74955J108     3257   249400 SH       SOLE                   249400        0        0
Robert Fleming Equity Ber   COMMON              7.70E+08      9231   155200 SH       SOLE                   155200        0        0
Romac International Inc.    COMMON              4.94E+08       168    54900 SH       SOLE                    54900        0        0
Ross Stores Inc.            COMMON              7.78E+08      6569   389300 SH       SOLE                   389300        0        0
S&P Depositary Receipts     COMMON              78462f103     7687    58600 SH       SOLE                    58600        0        0
Sealed Air Corp.            COMMON              81211k209      467    14500 SH       SOLE                    14500        0        0
Sealed Air Corp.            COMMON              81211k100     1677    55000 SH       SOLE                    55000        0        0
Sharper Image               COMMON              8.20E+08       777    50550 SH       SOLE                    50550        0        0
SmartDisk Corp.             COMMON              83169Q105       89    23100 SH       SOLE                    23100        0        0
Sonic Corp.                 COMMON              8.35E+08        34     1500 SH       SOLE                     1500        0        0
Spanish Broadcasting        COMMON              8.46E+08        89    17900 SH       SOLE                    17900        0        0
Spectrian Conp              COMMON              8.48E+08       672    41400 SH       SOLE                    41400        0        0
Spectrum Control            COMMON              8.48E+08       346    34400 SH       SOLE                    34400        0        0
Standard Pacific Corp.      COMMON              85375C101     2428   103900 SH       SOLE                   103900        0        0
Steven Madden               COMMON              5.56E+08       527    69200 SH       SOLE                    69200        0        0
Stewart Enterprises Inc.    COMMON              8.60E+08       182    95700 SH       SOLE                    95700        0        0
T/R Systems Inc.            COMMON              8726u102      1424   223400 SH       SOLE                   223400        0        0
Tanning Technology Corp     COMMON              87588P101      806   218700 SH       SOLE                   218700        0        0
Teledyne Inc.               COMMON              8.79E+08      2303    97500 SH       SOLE                    97500        0        0
Telephony@work              COMMON              999telewo     7281   400515 SH       SOLE                   400515        0        0
Trikon Technologies         COMMON              8.96E+08        60     6000 SH       SOLE                     6000        0        0
Trimble Navigation LTD.     COMMON              8.96E+08      6830   284600 SH       SOLE                   284600        0        0
TUT Systems                 COMMON              9.01E+08       474    57500 SH       SOLE                    57500        0        0
USA Detergents Inc.         COMMON              9.03E+08      1313   553200 SH       SOLE                   553200        0        0
Viant Corp.                 COMMON              92553N107       95    24000 SH       SOLE                    24000        0        0
Viasource Comm              COMMON              92553W107      213   120000 SH       SOLE                   120000        0        0
Wabash National             COMMON              9.30E+08      3219   373300 SH       SOLE                   373300        0        0
Webhire                     COMMON              94768w104      255   292500 SH       SOLE                   292500        0        0
West Co. Inc.               COMMON              9.55E+08        24     1000 SH       SOLE                     1000        0        0
Wet Seal Inc.               COMMON              9.62E+08      5769   280600 SH       SOLE                   280600        0        0
Wolverine World Wide        COMMON              9.78E+08      1985   130200 SH       SOLE                   130200        0        0
Xircom Inc.                 COMMON              9.84E+08       248    16000 SH       SOLE                    16000        0        0